Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
AgeX Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Debt Issuance Costs and Debt Balances

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of December 31, 2023 (in thousands):

	Drawdown of Funds	Origination Fee	Debt Exchanged for Preferred Stock	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
Current
2020 Loan Agreement	$8,000	$-	$(8,000)	$-	$(2,806)	$2,806	$-
2022 Secured Note	20,160	1,590	(17,993)	3,757	(6,197)	6,112	3,672
Total current, net	28,160	1,590	(25,993)	3,757	(9,003)	8,918	3,672
Non-current
2023 Secured Note	10,000	700	(10,007)	693	(666)	666	693
Total debt, net	$38,160	$2,290	$(36,000)	$4,450	$(9,669)	$9,584	$4,365